UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

WGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	2.6%
Oracle Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MasterCard, Inc., “A”	2.0%
Schlumberger Ltd.	2.0%
Nestle S.A.	1.9%
Google, Inc., “A”	1.8%
Accenture Ltd., “A”	1.8%
Johnson & Johnson	1.7%
Danaher Corp.	1.6%

Equity sectors
Technology	16.7%
Financial Services	15.1%
Health Care	15.0%
Consumer Staples	13.1%
Special Products & Services	8.5%
Retailing	7.9%
Basic Materials	7.8%
Energy	7.7%
Industrial Goods & Services	4.3%
Leisure	1.5%
Utilities & Communications	0.8%

Issuer country weightings
United States	48.3%
United Kingdom	9.5%
Switzerland	9.2%
Japan	6.8%
France	5.1%
Germany	4.6%
Taiwan	3.3%
Netherlands	2.3%
Hong Kong	2.0%
Other Countries	8.9%

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.56%	$1,000.00	$1,095.20	$8.10
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
B	Actual	2.31%	$1,000.00	$1,091.80	$11.98
	Hypothetical (h)	2.31%	$1,000.00	$1,013.34	$11.53
C	Actual	2.31%	$1,000.00	$1,091.72	$11.98
	Hypothetical (h)	2.31%	$1,000.00	$1,013.34	$11.53
I	Actual	1.31%	$1,000.00	$1,096.84	$6.81
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
R1	Actual	2.31%	$1,000.00	$1,091.36	$11.98
	Hypothetical (h)	2.31%	$1,000.00	$1,013.34	$11.53
R2	Actual	1.81%	$1,000.00	$1,094.40	$9.40
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05
R3	Actual	1.56%	$1,000.00	$1,095.64	$8.11
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
R4	Actual	1.31%	$1,000.00	$1,096.74	$6.81
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
United Technologies Corp.	32,100	$2,405,895

Alcoholic Beverages - 3.4%
Companhia de Bebidas das Americas, ADR	25,570	$2,500,746
Diageo PLC	193,120	3,294,638
Heineken N.V. (l)	45,100	2,093,465

		$7,888,849
Apparel Manufacturers - 4.3%
Compagnie Financiere Richemont S.A.	59,651	$2,205,148
Li & Fung Ltd.	406,200	1,973,827
LVMH Moet Hennessy Louis Vuitton S.A.	19,330	2,209,793
NIKE, Inc., “B”	45,920	3,485,787

		$9,874,555
Broadcasting - 1.0%
Walt Disney Co.	29,400	$1,083,096
WPP Group PLC	117,389	1,248,043

		$2,331,139
Brokerage & Asset Managers - 5.8%
Charles Schwab Corp.	144,130	$2,780,268
CME Group, Inc.	5,340	1,753,709
Deutsche Boerse AG	35,000	2,728,008
Franklin Resources, Inc.	20,620	2,384,497
ICAP PLC	379,330	2,183,528
Nomura Holdings, Inc.	222,900	1,537,604

		$13,367,614
Business Services - 8.5%
Accenture Ltd., “A”	94,770	$4,135,763
Dun & Bradstreet Corp.	38,690	2,977,969
Infosys Technologies Ltd., ADR	21,660	1,297,001
Intertek Group PLC	133,730	3,046,696
MasterCard, Inc., “A”	18,620	4,618,505
Verisk Analytics, Inc., “A” (a)	60,480	1,694,650
Visa, Inc., “A”	20,570	1,856,031

		$19,626,615

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.7%
Monsanto Co.	26,660	$1,681,180

Computer Software - 2.5%
Oracle Corp.	220,950	$5,709,348

Computer Software - Systems - 4.4%
Acer, Inc.	1,079,330	$2,926,073
Apple, Inc. (a)	12,600	3,290,112
EMC Corp. (a)	63,340	1,204,093
Konica Minolta Holdings, Inc.	226,000	2,844,956

		$10,265,234
Consumer Products - 4.6%
Beiersdorf AG (l)	18,790	$1,058,141
Church & Dwight Co., Inc.	36,680	2,540,090
Colgate-Palmolive Co.	23,660	1,989,806
Procter & Gamble Co.	49,080	3,050,813
Reckitt Benckiser Group PLC	40,560	2,105,057

		$10,743,907
Electrical Equipment - 3.3%
Danaher Corp.	43,640	$3,677,979
Keyence Corp.	5,400	1,287,863
Schneider Electric S.A.	24,447	2,792,632

		$7,758,474
Electronics - 5.4%
Hoya Corp.	72,800	$2,002,454
Microchip Technology, Inc.	40,730	1,189,723
Samsung Electronics Co. Ltd.	4,483	3,390,567
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	437,908	4,637,446
Tokyo Electron Ltd.	20,000	1,322,191

		$12,542,381
Energy - Independent - 1.6%
INPEX Corp.	508	$3,591,070

Energy - Integrated - 4.1%
Chevron Corp.	21,370	$1,740,373
Exxon Mobil Corp.	13,730	931,581
Hess Corp.	47,810	3,038,326
Petroleo Brasileiro S.A., ADR	47,600	2,019,668
TOTAL S.A.	34,080	1,846,692

		$9,576,640

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.1%
Groupe Danone (l)	44,958	$2,653,595
Mead Johnson Nutrition Co., “A”	35,900	1,852,799
Nestle S.A.	90,737	4,428,373
PepsiCo, Inc.	45,170	2,945,987

		$11,880,754
Food & Drug Stores - 1.1%
Tesco PLC	399,689	$2,658,774

Internet - 1.8%
Google, Inc., “A” (a)	7,920	$4,161,485

Major Banks - 7.1%
Bank of New York Mellon Corp.	105,980	$3,299,157
Credit Suisse Group AG	64,580	2,954,323
HSBC Holdings PLC	264,078	2,690,267
Julius Baer Group Ltd.	96,255	3,324,274
Standard Chartered PLC	90,899	2,422,972
State Street Corp.	40,850	1,776,975

		$16,467,968
Medical & Health Technology & Services - 0.5%
Patterson Cos., Inc.	36,350	$1,162,837

Medical Equipment - 7.4%
Becton, Dickinson & Co.	15,550	$1,187,554
DENTSPLY International, Inc.	70,120	2,569,197
Essilor International S.A.	19,960	1,219,733
Medtronic, Inc.	39,910	1,743,668
Sonova Holding AG	18,840	2,351,170
St. Jude Medical, Inc. (a)	29,890	1,220,110
Synthes, Inc.	25,800	2,941,653
Thermo Fisher Scientific, Inc. (a)	37,130	2,052,546
Waters Corp. (a)	27,520	1,981,165

		$17,266,796
Metals & Mining - 1.0%
BHP Billiton PLC	77,830	$2,391,127

Network & Telecom - 2.6%
Cisco Systems, Inc. (a)(s)	220,960	$5,948,243

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 2.0%
Schlumberger Ltd.	63,700	$4,549,454

Other Banks & Diversified Financials - 2.2%
China Construction Bank	1,955,000	$1,583,505
Credicorp Ltd.	21,850	1,897,891
HDFC Bank Ltd.	38,400	1,716,342

		$5,197,738
Pharmaceuticals - 7.1%
Abbott Laboratories	34,230	$1,751,207
Allergan, Inc.	28,350	1,805,612
Bayer AG (l)	50,003	3,200,665
Johnson & Johnson	60,650	3,899,795
Roche Holding AG	20,400	3,224,495
Teva Pharmaceutical Industries Ltd., ADR	45,750	2,686,897

		$16,568,671
Printing & Publishing - 0.5%
MSCI, Inc., “A” (a)	33,640	$1,165,626

Specialty Chemicals - 6.1%
Akzo Nobel N.V. (l)	54,870	$3,225,264
L’Air Liquide S.A.	9,717	1,124,445
Linde AG (l)	17,450	2,086,620
Praxair, Inc.	35,810	2,999,804
Shin-Etsu Chemical Co. Ltd.	53,900	3,112,411
Symrise AG	62,708	1,592,680

		$14,141,224
Specialty Stores - 2.5%
Esprit Holdings Ltd.	366,730	$2,624,398
Industria de Diseno Textil S.A.	30,100	1,850,277
Staples, Inc.	61,130	1,438,389

		$5,913,064
Telecommunications - Wireless - 0.8%
MTN Group Ltd.	128,030	$1,884,802
Total Common Stocks (Identified Cost, $213,503,881)		$228,721,464

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	3,370,449	$3,370,449

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 4.4%

Issuer	Shares/Par	Value ($)
Goldman Sachs & Co. Repurchase Agreement, 0.19%, dated 04/30/10, due 05/03/10, total to be received $8,138,124 (secured by various U.S. Treasury and Federal Agency obligations valued at $8,300,761 in an individually traded account)	8,137,995	$8,137,995
Morgan Stanley Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $2,000,032 (secured by U.S. Treasury and Federal Agency obligations valued at $2,040,039 in an individually traded account)	2,000,000	2,000,000
Total Collateral for Securities Loaned, at Identified Cost and Value		$10,137,995
Total Investments (Identified Cost, $227,012,325)		$242,229,908

Other Assets, Less Liabilities - (4.3)%		(9,898,568)
Net Assets - 100.0%		$232,331,340

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At April 30, 2010, the value of securities pledged amounted to $177,672. At April 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $223,641,876)	$238,859,459
Underlying funds, at cost and value	3,370,449
Total investments, at value, including $9,532,291 of securities on loan (identified cost, $227,012,325)	$242,229,908
Foreign currency, at value (identified cost, $15,072)	15,075
Receivables for
Investments sold	101,315
Fund shares sold	310,692
Interest and dividends	621,873
Other assets	2,259
Total assets	$243,281,122
Liabilities
Payables for
Investments purchased	$266,310
Fund shares reacquired	313,348
Collateral for securities loaned, at value	10,137,995
Payable to affiliates
Investment adviser	11,492
Shareholder servicing costs	62,450
Distribution and service fees	4,462
Administrative services fee	230
Payable for independent Trustees’ compensation	42,339
Accrued expenses and other liabilities	111,156
Total liabilities	$10,949,782
Net assets	$232,331,340
Net assets consist of
Paid-in capital	$246,524,141
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $73,038 deferred country tax)	15,141,515
Accumulated net realized gain (loss) on investments and foreign currency transactions	(29,244,591)
Accumulated distributions in excess of net investment income	(89,725)
Net assets	$232,331,340
Shares of beneficial interest outstanding	9,818,219

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$186,519,991	7,796,400	$23.92
Class B	15,574,221	700,421	22.24
Class C	14,693,720	667,437	22.02
Class I	6,705,957	274,947	24.39
Class R1	1,058,224	48,148	21.98
Class R2	5,232,422	224,096	23.35
Class R3	2,382,528	99,914	23.85
Class R4	164,277	6,856	23.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.38 [100 / 94.25 x $23.92]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,967,303
Interest	23,636
Dividends from underlying funds	2,604
Foreign taxes withheld	(104,957)
Total investment income	$1,888,586
Expenses
Management fee	$1,046,069
Distribution and service fees	409,887
Shareholder servicing costs	270,882
Administrative services fee	21,764
Independent Trustees’ compensation	7,845
Custodian fee	52,111
Shareholder communications	17,645
Auditing fees	38,207
Legal fees	2,944
Miscellaneous	63,596
Total expenses	$1,930,950
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(508)
Net expenses	$1,930,440
Net investment loss	$(41,854)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) Investment transactions	$1,341,082
Foreign currency transactions	(16,693)
Net realized gain (loss) on investments and foreign currency transactions	$1,324,389
Change in unrealized appreciation (depreciation) Investments (net of $73,038 deferred country tax)	$19,612,305
Translation of assets and liabilities in foreign currencies	(12,096)
Net unrealized gain (loss) on investments and foreign currency translation	$19,600,209
Net realized and unrealized gain (loss) on investments and foreign currency	$20,924,598
Change in net assets from operations	$20,882,744

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income (loss)	$(41,854)	$911,276
Net realized gain (loss) on investments and foreign currency transactions	1,324,389	(24,756,718)
Net unrealized gain (loss) on investments and foreign currency translation	19,600,209	69,445,156
Change in net assets from operations	$20,882,744	$45,599,714
Distributions declared to shareholders
From net investment income	$(823,078)	$(24,131)
Change in net assets from fund share transactions	$(13,027,537)	$(14,939,634)
Total change in net assets	$7,032,129	$30,635,949
Net assets
At beginning of period	225,299,211	194,663,262
At end of period (including accumulated distributions in excess of net investment income of $89,725 and undistributed net investment income of $775,207, respectively)	$232,331,340	$225,299,211

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009		2008	2007	2006	2005

Net asset value, beginning of period	$21.93		$17.35		$29.26	$23.97	$20.10	$17.76
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11		$0.08	$0.25	$0.11	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		4.47		(11.82)	5.28	3.76	2.33
Total from investment operations	$2.08		$4.58		$(11.74)	$5.53	$3.87	$2.34
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.00	)(w)	$(0.17)	$(0.24)	$—	$—
Net asset value, end of period	$23.92		$21.93		$17.35	$29.26	$23.97	$20.10
Total return (%) (r)(s)(t)	9.52	(n)	26.40		(40.34)	23.24	19.25	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.70		1.62	1.58	1.61	1.69
Expenses after expense reductions (f)	1.56	(a)	1.67		1.52	1.48	1.51	1.59
Net investment income	0.07	(a)	0.59		0.30	0.97	0.49	0.07
Portfolio turnover	34		83		88	68	96	92
Net assets at end of period (000 omitted)	$186,520		$180,278		$153,184	$297,956	$290,952	$290,256

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.37		$16.24	$27.42	$22.46	$18.98	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.03)	$(0.11)	$0.06	$(0.05)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.95		4.16	(11.07)	4.95	3.53	2.21
Total from investment operations	$1.87		$4.13	$(11.18)	$5.01	$3.48	$2.08
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.05)	$—	$—
Net asset value, end of period	$22.24		$20.37	$16.24	$27.42	$22.46	$18.98
Total return (%) (r)(s)(t)	9.18	(n)	25.43	(40.77)	22.35	18.34	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.43	2.27	2.23	2.26	2.34
Expenses after expense reductions (f)	2.31	(a)	2.43	2.27	2.23	2.26	2.34
Net investment income (loss)	(0.70	)(a)	(0.19)	(0.47)	0.25	(0.26)	(0.70)
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$15,574		$17,219	$19,582	$64,416	$75,573	$87,769

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008		2007	2006	2005

Net asset value, beginning of period	$20.17		$16.08	$27.15		$22.26	$18.80	$16.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.03)	$(0.11)		$0.05	$(0.06)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		4.12	(10.96)		4.91	3.52	2.19
Total from investment operations	$1.85		$4.09	$(11.07)		$4.96	$3.46	$2.06
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.07)	$—	$—
Net asset value, end of period	$22.02		$20.17	$16.08		$27.15	$22.26	$18.80
Total return (%) (r)(s)(t)	9.17	(n)	25.44	(40.77)		22.33	18.40	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.42	2.27		2.23	2.26	2.34
Expenses after expense reductions (f)	2.31	(a)	2.41	2.27		2.23	2.26	2.34
Net investment income (loss)	(0.68	)(a)	(0.19)	(0.45)		0.21	(0.27)	(0.69)
Portfolio turnover	34		83	88		68	96	92
Net assets at end of period (000 omitted)	$14,694		$13,598	$10,326		$20,249	$20,450	$20,924

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$22.37		$17.73	$29.87	$24.46	$20.46	$18.04
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.16	$0.14	$0.32	$0.17	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		4.55	(12.05)	5.39	3.83	2.36
Total from investment operations	$2.16		$4.71	$(11.91)	$5.71	$4.00	$2.42
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.07)	$(0.23)	$(0.30)	$—	$—
Net asset value, end of period	$24.39		$22.37	$17.73	$29.87	$24.46	$20.46
Total return (%) (r)(s)	9.68	(n)	26.68	(40.16)	23.57	19.55	13.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.42	1.27	1.23	1.26	1.34
Expenses after expense reductions (f)	1.31	(a)	1.41	1.27	1.23	1.26	1.34
Net investment income	0.33	(a)	0.84	0.54	1.22	0.74	0.31
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$6,706		$5,875	$4,306	$7,739	$7,368	$7,233

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.14		$16.05	$27.29	$22.42	$18.96	$18.12
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.02)	$(0.12)	$(0.10)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		4.11	(10.95)	5.06	3.53	0.92	(g)
Total from investment operations	$1.84		$4.09	$(11.07)	$4.96	$3.46	$0.84
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.17)	$(0.09)	$—	$—
Net asset value, end of period	$21.98		$20.14	$16.05	$27.29	$22.42	$18.96
Total return (%) (r)(s)	9.14	(n)	25.48	(40.80)	22.17	18.25	4.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	(a)	2.41	2.31	2.35	2.45	2.54	(a)
Expenses after expense reductions (f)	2.31	(a)	2.41	2.31	2.33	2.35	2.52	(a)
Net investment loss	(0.66	)(a)	(0.11)	(0.53)	(0.43)	(0.35)	(0.77	)(a)
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$1,058		$886	$632	$1,009	$127	$104

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$21.37		$16.95	$28.77	$23.58	$19.85	$17.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.06	$0.02	$0.04	$0.03	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		4.36	(11.66)	5.29	3.70	2.28
Total from investment operations	$2.02		$4.42	$(11.64)	$5.33	$3.73	$2.22
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.18)	$(0.14)	$—	$—
Net asset value, end of period	$23.35		$21.37	$16.95	$28.77	$23.58	$19.85
Total return (%) (r)(s)	9.44	(n)	26.08	(40.70)	22.73	18.79	12.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.93	1.79	1.90	2.00	2.10
Expenses after expense reductions (f)	1.81	(a)	1.93	1.79	1.88	1.90	2.09
Net investment income (loss)	(0.17	)(a)	0.36	0.06	0.16	0.15	(0.29)
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$5,232		$5,128	$4,808	$4,168	$619	$466

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$21.86		$17.29	$29.16	$23.91	$20.08	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11	$0.07	$0.15	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		4.46	(11.78)	5.33	3.72	0.96	(g)
Total from investment operations	$2.09		$4.57	$(11.71)	$5.48	$3.83	$0.98
Less distributions declared to shareholders
From net investment income	$(0.10)		$–	$(0.16)	$(0.23)	$–	$–
Net asset value, end of period	$23.85		$21.86	$17.29	$29.16	$23.91	$20.08
Total return (%) (r)(s)	9.56	(n)	26.43	(40.37)	23.10	19.07	5.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.67	1.55	1.62	1.64	1.75	(a)
Expenses after expense reductions (f)	1.56	(a)	1.67	1.55	1.62	1.64	1.75	(a)
Net investment income	0.07	(a)	0.60	0.28	0.58	0.48	0.20	(a)
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$2,383		$2,168	$1,779	$3,563	$1,857	$53

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$21.98		$17.41	$29.33	$24.02	$20.11	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.19	$0.14	$0.28	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		4.44	(11.85)	5.31	3.77	0.95	(g)
Total from investment operations	$2.12		$4.63	$(11.71)	$5.59	$3.91	$1.01
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.06)	$(0.21)	$(0.28)	$—	$—
Net asset value, end of period	$23.96		$21.98	$17.41	$29.33	$24.02	$20.11
Total return (%) (r)(s)	9.67	(n)	26.73	(40.20)	23.47	19.44	5.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.38	1.29	1.33	1.35	1.45	(a)
Expenses after expense reductions (f)	1.31	(a)	1.38	1.29	1.33	1.35	1.45	(a)
Net investment income	0.33	(a)	1.03	0.54	1.07	0.65	0.50	(a)
Portfolio turnover	34		83	88	68	96	92
Net assets at end of period (000 omitted)	$164		$146	$46	$78	$63	$53

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue,

22

Notes to Financial Statements (unaudited) – continued

trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

23

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$108,731,201	$—	$—	$108,731,201
United Kingdom	6,341,335	15,699,769	—	22,041,104
Switzerland	8,517,318	12,912,119	—	21,429,437
Japan	1,322,191	14,376,358	—	15,698,549
France	—	11,846,890	—	11,846,890
Germany	5,928,673	4,737,441	—	10,666,114
Taiwan	4,637,446	2,926,073	—	7,563,519
Netherlands	—	5,318,729	—	5,318,729
Hong Kong	—	4,598,226	—	4,598,226
Other Countries	10,402,203	10,425,492	—	20,827,695
Short Term Securities	—	10,137,995	—	10,137,995
Mutual Funds	3,370,449	—	—	3,370,449
Total Investments	$149,250,816	$92,979,092	$—	$242,229,908

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and

24

Notes to Financial Statements (unaudited) – continued

losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended April 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2010, the fund has yet to enter into such transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.

25

Notes to Financial Statements (unaudited) – continued

Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

26

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$24,131

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$227,546,313
Gross appreciation	25,132,977
Gross depreciation	(10,449,382)
Net unrealized appreciation (depreciation)	$14,683,595

As of 10/31/09
Undistributed ordinary income	822,157
Capital loss carryforwards	(30,034,992)
Other temporary differences	(37,884)
Net unrealized appreciation (depreciation)	(5,001,748)

27

Notes to Financial Statements (unaudited) – continued

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/11	$(4,551,465)
10/31/17	(25,483,527)
$(30,034,992)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/10	Year ended 10/31/09
Class A	$767,064	$7,021
Class I	37,502	16,937
Class R2	7,879	—
Class R3	9,694	—
Class R4	939	173
Total	$823,078	$24,131

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,962 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

28

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$232,719
Class B	0.75%	0.25%	1.00%	1.00%	84,076
Class C	0.75%	0.25%	1.00%	1.00%	72,597
Class R1	0.75%	0.25%	1.00%	1.00%	4,977
Class R2	0.25%	0.25%	0.50%	0.50%	12,616
Class R3	—	0.25%	0.25%	0.25%	2,902
Total Distribution and Service Fees					$409,887

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$20
Class B	5,747
Class C	120

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $126,174, which equated to 0.1085% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to

29

Notes to Financial Statements (unaudited) – continued

affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $144,708.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $843 and the Retirement Deferral plan resulted in an expense of $2,340. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $41,597 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)

30

Notes to Financial Statements (unaudited) – continued

and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,407 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $508, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $76,816,480 and $89,841,099, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	413,932	$9,679,550	1,140,621	$20,468,985
Class B	48,767	1,062,789	136,125	2,332,213
Class C	44,081	951,903	164,062	2,919,260
Class I	25,251	606,491	54,872	1,070,421
Class R1	7,633	162,875	13,039	204,677
Class R2	22,779	525,270	51,191	896,132
Class R3	8,055	187,932	14,357	260,422
Class R4	191	4,379	3,992	61,365
	570,689	$13,181,189	1,578,259	$28,213,475

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	30,668	$703,849	408	$6,991
Class I	1,468	34,319	975	16,937
Class R2	325	7,281	—	—
Class R3	424	9,694	—	—
Class R4	41	939	10	173
	32,926	$756,082	1,393	$24,101
Shares reacquired
Class A	(870,537)	$(20,149,974)	(1,747,948)	$(30,336,311)
Class B	(193,645)	(4,219,160)	(496,733)	(7,982,943)
Class C	(50,937)	(1,106,410)	(132,048)	(2,100,034)
Class I	(14,425)	(347,051)	(36,123)	(673,974)
Class R1	(3,509)	(74,241)	(8,368)	(146,491)
Class R2	(38,957)	(887,102)	(94,866)	(1,625,381)
Class R3	(7,766)	(180,008)	(17,994)	(311,949)
Class R4	(38)	(862)	(7)	(127)
	(1,179,814)	$(26,964,808)	(2,534,087)	$(43,177,210)
Net change
Class A	(425,937)	$(9,766,575)	(606,919)	$(9,860,335)
Class B	(144,878)	(3,156,371)	(360,608)	(5,650,730)
Class C	(6,856)	(154,507)	32,014	819,226
Class I	12,294	293,759	19,724	413,384
Class R1	4,124	88,634	4,671	58,186
Class R2	(15,853)	(354,551)	(43,675)	(729,249)
Class R3	713	17,618	(3,637)	(51,527)
Class R4	194	4,456	3,995	61,411
	(576,199)	$(13,027,537)	(954,435)	$(14,939,634)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed

32

Notes to Financial Statements (unaudited) – continued

upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $1,830 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,379,498	27,109,307	(28,118,356)	3,370,449

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,604	$3,370,449

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of the MFS Series Trust VIII, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	285,561,587.438	6,609,092.018
Lawrence H. Cohn, M.D.	285,558,768.585	6,611,910.870
Maureen R. Goldfarb	285,617,072.153	6,553,607.302
David H. Gunning	285,523,761.792	6,646,917.663
William R. Gutow	285,524,663.862	6,646,015.593
Michael Hegarty	285,560,556.325	6,610,123.130
John P. Kavanaugh	285,588,193.331	6,582,486.124
Robert J. Manning	285,559,729.009	6,610,950.446
Robert C. Pozen	285,596,407.892	6,574,271.563
J. Dale Sherratt	285,524,072.106	6,646,607.349
Laurie J. Thomsen	285,540,657.961	6,630,021.495
Robert W. Uek	285,558,583.545	6,612,095.910

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

35

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Strategic Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

MFO-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	36.2%
High Yield Corporates	32.5%
Non-U.S. Government Bonds	16.1%
Emerging Markets Bonds	7.6%
Commercial Mortgage-Backed Securities	2.7%
Mortgage-Backed Securities	1.8%
Floating Rate Loans	0.9%
Collateralized Debt Obligations	0.5%
Asset-Backed Securities	0.5%
U.S. Treasury Securities	(0.7)%

Composition including fixed income credit quality (a)(i)
AAA	12.3%
AA	11.9%
A	13.8%
BBB	23.5%
BB	13.5%
B	16.0%
CCC	6.8%
CC	0.1%
C (o)	0.0%
D	0.2%
Equity	0.5%
Other	1.4%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.0 yrs.

Issuer Country Weightings (i)
United States	62.3%
United Kingdom	4.2%
Japan	4.0%
Germany	3.4%
France	2.9%
Italy	2.8%
Canada	2.5%
Netherlands	2.4%
Brazil	1.9%
Other Countries	13.6%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.99%	$1,000.00	$1,055.78	$5.05
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.73%	$1,000.00	$1,052.14	$8.80
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
C	Actual	1.74%	$1,000.00	$1,052.22	$8.85
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,057.09	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.05%, 1.80%, 1.80%, and 0.80% for Classes A, B, C, and I, respectively; the actual expenses paid during the period would have been approximately $5.35, $9.16, $9.16, and $4.08 for Classes A, B, C, and I, respectively; and the hypothetical expenses paid during the period would have been approximately $5.26, $9.00, $9.00, and $4.01 for Classes A, B, C, and I, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.1%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$260,000	$278,200
Bombardier, Inc., 7.5%, 2018 (n)	295,000	312,700
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	375,000	329,063
Oshkosh Corp., 8.25%, 2017 (n)	35,000	36,838
Oshkosh Corp., 8.5%, 2020 (n)	155,000	163,138
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	320,000	327,200

		$1,447,139
Airlines - 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$206,686	$175,683
Continental Airlines, Inc., 7.339%, 2014	485,020	471,682
Delta Air Lines, Inc., 7.711%, 2011	130,000	130,000

		$777,365
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$265,000	$276,925
Levi Strauss & Co., 9.75%, 2015	175,000	183,969
Phillips-Van Heusen Corp., 7.375%, 2020	185,000	189,625

		$650,519
Asset Backed & Securitized - 3.6%
Anthracite Ltd., “A” CDO, FRN, 0.621%, 2019 (z)	$470,198	$333,840
Anthracite Ltd., CDO, 6%, 2037 (z)	1,200,000	60,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	900,000	47,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.865%, 2040 (z)	528,944	191,742
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	383,675	387,512
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,046,528	1,080,123
Crest Ltd., “A1” CDO, FRN, 0.768%, 2018 (z)	856,392	633,730
Crest Ltd., CDO, 7%, 2040	400,000	20,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	835,686	866,679
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	550,000	563,505
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	700,000	259,000
Falcon Franchise Loan LLC, FRN, 3.388%, 2023 (i)(z)	2,902,687	146,295
Falcon Franchise Loan LLC, FRN, 3.652%, 2025 (i)(z)	2,866,529	100,902
First Union-Lehman Brothers Bank of America, FRN, 0.577%, 2035 (i)	13,197,006	246,544
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	359,685	377,118

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
GMAC LLC, FRN, 6.02%, 2033 (z)	$1,758,000	$1,711,305
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	770,000	796,186
KKR Financial CLO Ltd., “C”, FRN, 1.7%, 2021 (n)	523,730	367,920
Morgan Stanley Capital I, Inc., FRN, 1.259%, 2039 (i)(z)	9,435,050	306,639
Prudential Securities Secured Financing Corp., FRN, 7.255%, 2013 (z)	875,000	790,679
Salomon Brothers Mortgage Securities, Inc., FRN, 6.953%, 2032 (z)	1,075,000	1,129,821

		$10,416,790
Automotive - 1.2%
Allison Transmission, Inc., 11%, 2015 (n)	$385,000	$415,800
Ford Motor Credit Co. LLC, 12%, 2015	1,778,000	2,151,300
Goodyear Tire & Rubber Co., 10.5%, 2016	405,000	451,069
Johnson Controls, Inc., 5.25%, 2011	290,000	298,641

		$3,316,810
Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$285,000	$293,906

Broadcasting - 2.2%
Allbritton Communications Co., 8%, 2018 (z)	$155,000	$155,000
CBS Corp., 5.75%, 2020	260,000	270,157
Gray Television, Inc., 10.5%, 2015 (z)	105,000	105,394
Inmarsat Finance PLC, 7.375%, 2017 (n)	380,000	396,150
Intelsat Jackson Holdings Ltd., 9.5%, 2016	970,000	1,030,625
Lamar Media Corp., 6.625%, 2015	335,000	329,975
Lamar Media Corp., “C”, 6.625%, 2015	130,000	126,100
LBI Media, Inc., 8.5%, 2017 (z)	190,000	163,638
LIN TV Corp., 6.5%, 2013	415,000	410,850
Local TV Finance LLC, 9.25%, 2015 (p)(z)	501,637	351,703
Newport Television LLC, 13%, 2017 (n)(p)	451,179	388,421
News America, Inc., 6.4%, 2035	890,000	935,758
News America, Inc., 6.9%, 2039	251,000	280,557
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	382,086	350,935
Nexstar Broadcasting Group, Inc., 7%, 2014	126,000	115,920
Salem Communications Corp., 9.625%, 2016	80,000	85,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	138,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	183,600
Univision Communications, Inc., 12%, 2014 (n)	145,000	160,225
Univision Communications, Inc., 9.75%, 2015 (n)(p)	556,960	497,319

		$6,476,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - 1.1%
BlackRock, Inc., 3.5%, 2014		$700,000	$720,315
E*TRADE Financial Corp., 7.875%, 2015		115,000	111,119
Janus Capital Group, Inc., 6.95%, 2017		375,000	382,032
Nuveen Investments, Inc., 10.5%, 2015		250,000	250,000
TD AMERITRADE Holding Corp., 5.6%, 2019		1,600,000	1,635,814

			$3,099,280
Building - 1.7%
Associated Materials, Inc., 11.25%, 2014		$355,000	$366,538
Building Materials Holding Corp., 7%, 2020 (n)		360,000	365,400
CEMEX Finance LLC, 9.5%, 2016 (n)		826,000	834,260
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	150,000	206,208
CRH PLC, 8.125%, 2018		$590,000	707,817
Lafarge S.A., 6.15%, 2011		1,320,000	1,374,907
Masco Corp., 7.125%, 2020		125,000	128,228
Nortek, Inc., 11%, 2013		571,377	617,087
Ply Gem Industries, Inc., 11.75%, 2013		190,000	202,113

			$4,802,558
Business Services - 0.5%
First Data Corp., 9.875%, 2015		$635,000	$581,025
First Data Corp., 11.25%, 2016		220,000	183,700
Iron Mountain, Inc., 6.625%, 2016		320,000	320,400
Iron Mountain, Inc., 8.375%, 2021		130,000	137,313
SunGard Data Systems, Inc., 10.25%, 2015		318,000	335,093

			$1,557,531
Cable TV - 1.5%
Cablevision Systems Corp., 8.625%, 2017 (n)		$120,000	$126,600
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)		125,000	141,250
Charter Communications Holding Co. LLC, 7.875%, 2018 (z)		75,000	76,313
Charter Communications Holding Co. LLC, 8.125%, 2020 (z)		50,000	51,125
CSC Holdings, Inc., 8.5%, 2014 (n)		410,000	439,725
DIRECTV Holdings LLC, 5.875%, 2019		370,000	392,868
Mediacom LLC, 9.125%, 2019 (n)		285,000	293,550
TCI Communications, Inc., 9.8%, 2012		841,000	951,094
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,124,478
Videotron LTEE, 6.875%, 2014		190,000	192,375
Virgin Media Finance PLC, 9.125%, 2016		350,000	373,625
Virgin Media Finance PLC, 9.5%, 2016		155,000	170,113

			$4,333,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 2.0%
Ashland, Inc., 9.125%, 2017 (n)	$500,000	$570,000
Dow Chemical Co., 8.55%, 2019	1,410,000	1,722,903
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	315,000	309,881
Hexion Specialty Chemicals, Inc., 9.75%, 2014	260,000	268,450
Innophos Holdings, Inc., 8.875%, 2014	360,000	370,800
Lumena Resources Corp., 12%, 2014 (n)	655,000	625,053
Lyondell Chemical Co., 11%, 2018	198,097	216,586
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	325,000	365,625
Momentive Performance Materials, Inc., 11.5%, 2016	182,000	177,450
Nalco Finance Holdings, Inc., 9%, 2014	450,000	463,500
Sociedad Quimica y Minera de Chile, 5.5%, 2020 (z)	347,000	346,701
Solutia, Inc., 7.875%, 2020	295,000	304,588

		$5,741,537
Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$255,000	$264,563

Construction - 0.6%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$657,000	$704,633
Lennar Corp., 5.125%, 2010	1,110,000	1,122,488

		$1,827,121
Consumer Products - 1.1%
ACCO Brands Corp., 10.625%, 2015 (n)	$30,000	$33,225
ACCO Brands Corp., 7.625%, 2015	135,000	128,588
Central Garden & Pet Co., 8.25%, 2018	200,000	204,500
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	160,000	170,400
Fortune Brands, Inc., 5.125%, 2011	1,235,000	1,268,545
Hasbro, Inc., 6.125%, 2014	200,000	222,020
Jarden Corp., 7.5%, 2017	320,000	327,200
Libbey Glass, Inc., 10%, 2015 (n)	240,000	253,500
Visant Holding Corp., 8.75%, 2013	205,000	209,100
Whirlpool Corp., 8%, 2012	429,000	470,750

		$3,287,828
Consumer Services - 1.2%
KAR Holdings, Inc., 10%, 2015	$110,000	$116,600
KAR Holdings, Inc., FRN, 4.344%, 2014	170,000	159,163
Realogy Corp., 10.5%, 2014	60,000	55,950
Service Corp. International, 7%, 2017	975,000	965,250
Service Corp. International, 7.625%, 2018	312,000	319,020
Ticketmaster Entertainment, Inc., 10.75%, 2016	195,000	219,375
Western Union Co., 5.4%, 2011	1,610,000	1,707,708

		$3,543,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 0.7%
Crown Americas LLC, 7.75%, 2015	$250,000	$259,375
Graham Packaging Holdings Co., 9.875%, 2014	450,000	469,125
Greif, Inc., 6.75%, 2017	915,000	921,863
Owens-Brockway Glass Container, Inc., 8.25%, 2013	370,000	375,550
Reynolds Group, 7.75%, 2016 (n)	105,000	108,675

		$2,134,588
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,360,256
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	423,290
ManTech International Corp., 7.25%, 2018 (z)	200,000	204,250

		$1,987,796
Electronics - 0.3%
Flextronics International Ltd., 6.25%, 2014	$144,000	$144,720
Freescale Semiconductor, Inc., 8.875%, 2014	125,000	123,125
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	130,000	140,400
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	185,000	192,400
Jabil Circuit, Inc., 7.75%, 2016	260,000	275,600

		$876,245
Emerging Market Quasi-Sovereign - 1.5%
IIRSA Norte Finance Ltd., 8.75%, 2024	$551,528	$609,439
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	633,000	797,580
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	176,000	207,240
KazMunaiGaz Finance B.V., 7%, 2020 (z)	101,000	102,768
Korea Development Bank, 4.375%, 2015	278,000	284,334
Majapahit Holding B.V., 7.75%, 2020 (n)	595,000	650,811
Petroleos Mexicanos, 6%, 2020 (n)	384,000	394,944
Qtel International Finance Ltd., 7.875%, 2019 (n)	178,000	205,569
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	959,002

		$4,211,687
Emerging Market Sovereign - 0.7%
Dominican Republic, 7.5%, 2021 (z)	$100,000	$101,900
Kingdom of Bahrain, 5.5%, 2020 (n)	100,000	101,052
Republic of Argentina, FRN, 0.389%, 2012	247,163	222,209
Republic of Colombia, 6.125%, 2041	401,000	381,953
Republic of Philippines, 6.375%, 2034	599,000	596,724
Republic of South Africa, 5.5%, 2020	615,000	624,225

		$2,028,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 2.8%
Chaparral Energy, Inc., 8.875%, 2017	$370,000	$360,750
Chesapeake Energy Corp., 9.5%, 2015	435,000	476,869
Chesapeake Energy Corp., 6.375%, 2015	230,000	227,700
EnCana Corp., 6.5%, 2019	470,000	532,723
Forest Oil Corp., 8.5%, 2014	110,000	116,875
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	468,650
McMoRan Exploration Co., 11.875%, 2014	185,000	197,488
Newfield Exploration Co., 6.625%, 2014	255,000	259,463
Newfield Exploration Co., 6.625%, 2016	120,000	121,500
OPTI Canada, Inc., 8.25%, 2014	245,000	235,200
Penn Virginia Corp., 10.375%, 2016	810,000	886,950
Petrohawk Energy Corp., 10.5%, 2014	135,000	149,175
Pioneer Natural Resources Co., 6.875%, 2018	280,000	288,903
Pioneer Natural Resources Co., 7.5%, 2020	725,000	770,492
Plains Exploration & Production Co., 7%, 2017	580,000	574,200
Questar Market Resources, Inc., 6.8%, 2020	631,000	655,646
Quicksilver Resources, Inc., 8.25%, 2015	280,000	288,400
Range Resources Corp., 8%, 2019	215,000	232,200
SandRidge Energy, Inc., 8%, 2018 (n)	275,000	270,188
Southwestern Energy Co., 7.5%, 2018	280,000	305,900
Talisman Energy, Inc., 7.75%, 2019	120,000	146,367
Williams Cos., Inc., FRN, 2.291%, 2010 (n)	630,000	629,738

		$8,195,377
Energy - Integrated - 1.1%
CCL Finance Ltd., 9.5%, 2014	$243,000	$278,235
CCL Finance Ltd., 9.5%, 2014 (n)	365,000	417,925
Cenovus Energy, Inc., 4.5%, 2014 (n)	320,000	336,917
Hess Corp., 8.125%, 2019	270,000	335,637
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	512,663
Petro-Canada, 5%, 2014	860,000	916,504
TNK-BP Finance S.A., 6.25%, 2015 (n)	186,000	193,440
TNK-BP Finance S.A., 7.25%, 2020 (n)	228,000	234,840

		$3,226,161
Entertainment - 0.3%
AMC Entertainment, Inc., 11%, 2016	$285,000	$304,950
AMC Entertainment, Inc., 8.75%, 2019	270,000	286,200
Cinemark USA, Inc., 8.625%, 2019	385,000	408,100

		$999,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 2.4%
CIT Group, Inc., 7%, 2014	$350,000	$337,750
CIT Group, Inc., 7%, 2017	845,000	803,806
General Electric Capital Corp., 6%, 2019	300,000	324,275
General Electric Capital Corp., 5.5%, 2020	710,000	739,809
General Electric Capital Corp., FRN, 0.474%, 2012	770,000	757,359
GMAC, Inc., 7%, 2012	110,000	111,788
GMAC, Inc., 6.75%, 2014	945,000	942,638
GMAC, Inc., 8%, 2031	800,000	780,000
International Lease Finance Corp., 5.625%, 2013	750,000	696,413
International Lease Finance Corp., 8.75%, 2017 (n)	170,000	168,725
Nationstar Mortgage LLC, 10.875%, 2015 (z)	130,000	125,450
ORIX Corp., 5.48%, 2011	970,000	1,004,046

		$6,792,059
Food & Beverages - 2.3%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$1,100,000	$1,324,000
ARAMARK Corp., 8.5%, 2015	240,000	246,300
B&G Foods, Inc., 7.625%, 2018	130,000	133,575
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	179,000	189,740
Constellation Brands, Inc., 7.25%, 2016	145,000	148,806
Del Monte Foods Co., 6.75%, 2015	360,000	370,350
Kraft Foods, Inc., 6.125%, 2018	720,000	794,466
Michael Foods, Inc., 8%, 2013	495,000	505,519
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,494,517
Pinnacle Foods Finance LLC, 9.25%, 2015	360,000	374,400
Smithfield Foods, Inc., 7.75%, 2017	150,000	148,313
TreeHouse Foods, Inc., 7.75%, 2018	220,000	229,350
Tyson Foods, Inc., 7.85%, 2016	560,000	607,600

		$6,566,936
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020 (n)	$280,000	$288,400
Buckeye Technologies, Inc., 8.5%, 2013	280,000	285,950
Cascades, Inc., 7.75%, 2017 (n)	185,000	188,238
Fibria Overseas Finance Ltd., 7.5%, 2020 (z)	221,000	221,663
Georgia-Pacific Corp., 7.125%, 2017 (n)	255,000	269,025
Georgia-Pacific Corp., 8%, 2024	510,000	550,800
Georgia-Pacific Corp., 7.25%, 2028	85,000	86,275
Graphic Packaging International Corp., 9.5%, 2013	160,000	164,400
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)	294,000	286,592
Jefferson Smurfit Corp., 8.25%, 2012 (d)	110,000	110,413
JSG Funding PLC, 7.75%, 2015	25,000	24,406
Millar Western Forest Products Ltd., 7.75%, 2013	530,000	488,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	$270,018
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$542,000	546,065

			$3,781,170
Gaming & Lodging - 1.8%
Boyd Gaming Corp., 6.75%, 2014		$225,000	$208,125
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	313,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	4,331
Gaylord Entertainment Co., 6.75%, 2014		250,000	241,875
GWR Operating Partnership LLP, 10.875%, 2017 (z)		200,000	199,000
Harrah’s Operating Co., Inc., 11.25%, 2017		565,000	615,850
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,595
Harrah’s Operating Co., Inc., 10%, 2018		133,000	115,045
Host Hotels & Resorts, Inc., 6.75%, 2016		285,000	290,700
Host Hotels & Resorts, Inc., 9%, 2017 (n)		65,000	70,850
Marriott International, Inc., 5.625%, 2013		630,000	671,811
MGM Mirage, 10.375%, 2014 (n)		45,000	49,275
MGM Mirage, 7.5%, 2016		425,000	375,063
MGM Mirage, 11.125%, 2017 (n)		120,000	136,350
MGM Mirage, 11.375%, 2018 (n)		380,000	390,450
MGM Mirage, 9%, 2020 (n)		165,000	173,250
Midwest Gaming, Inc., 11.625%, 2016 (n)		80,000	82,200
Penn National Gaming, Inc., 8.75%, 2019 (n)		270,000	281,475
Pinnacle Entertainment, Inc., 7.5%, 2015		235,000	226,188
Royal Caribbean Cruises Ltd., 7%, 2013		105,000	108,938
Royal Caribbean Cruises Ltd., 11.875%, 2015		70,000	84,350
Station Casinos, Inc., 6%, 2012 (d)		225,000	16,313
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	5,425
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	9,328
Wyndham Worldwide Corp., 6%, 2016		380,000	378,413

			$5,050,400
Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016 (n)		$190,000	$193,088
Aquilex Corp., 11.125%, 2016 (n)		60,000	65,100
Baldor Electric Co., 8.625%, 2017		480,000	507,600
Great Lakes Dredge & Dock Corp., 7.75%, 2013		230,000	232,588
Johns Hopkins University, 5.25%, 2019		1,180,000	1,249,372
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		165,000	173,250
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (z)		135,000	135,338
Steelcase, Inc., 6.5%, 2011		589,000	604,263

			$3,160,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 2.7%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,235,665
American International Group, Inc., 8.175% to 2038, FRN to 2058		$550,000	476,438
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,734,489
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	468,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	845,995
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	465,160
Principal Financial Group, Inc., 8.875%, 2019		650,000	801,811
Prudential Financial, Inc., 6.2%, 2015		660,000	733,688
Unum Group, 7.125%, 2016		870,000	955,792

			$7,717,038
Insurance - Property & Casualty - 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,035,000	$1,090,467
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	369,974
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		435,000	506,775
PartnerRe Ltd., 5.5%, 2020		583,000	586,962
USI Holdings Corp., 9.75%, 2015 (z)		320,000	308,000
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,095,000	1,048,463

			$3,910,641
International Market Quasi-Sovereign - 3.0%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$558,747
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	511,651
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,236,439
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,122,726
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,300,000	1,310,288
LeasePlan Corp. N.V., 3%, 2012 (n)		470,000	485,511
Lloyds TSB Bank PLC, FRN, 1.292%, 2012 (n)		1,000,000	1,014,137
Royal Bank of Scotland PLC, FRN, 0.95%, 2012 (n)		1,497,000	1,512,034
Swedbank AB, 2.8%, 2012 (n)		300,000	308,419
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	534,617

			$8,594,569
International Market Sovereign - 12.6%
Dutch Government, 3.75%, 2014	EUR	860,000	$1,234,544
Federal Republic of Germany, 5.25%, 2010	EUR	1,112,000	1,492,476
Federal Republic of Germany, 3.75%, 2015	EUR	1,965,000	2,829,266
Federal Republic of Germany, 4.25%, 2018	EUR	1,376,000	2,028,529
Federal Republic of Germany, 6.25%, 2030	EUR	725,000	1,315,117
Government of Canada, 4.5%, 2015	CAD	476,000	501,871
Government of Canada, 5.75%, 2033	CAD	86,000	106,075
Government of Japan, 1.5%, 2012	JPY	103,000,000	1,127,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.3%, 2014	JPY	227,000,000	$2,509,131
Government of Japan, 1.7%, 2017	JPY	320,000,000	3,620,481
Government of Japan, 2.2%, 2027	JPY	102,000,000	1,129,663
Government of Japan, 2.4%, 2037	JPY	108,000,000	1,208,747
Kingdom of Belgium, 5.5%, 2017	EUR	631,000	978,895
Kingdom of Spain, 5.35%, 2011	EUR	2,541,000	3,558,803
Kingdom of the Netherlands, 5.5%, 2028	EUR	200,000	329,268
Republic of Austria, 4.65%, 2018	EUR	434,000	641,598
Republic of France, 4.75%, 2012	EUR	702,000	1,019,163
Republic of France, 6%, 2025	EUR	590,000	996,414
Republic of France, 4.75%, 2035	EUR	811,000	1,228,279
Republic of Ireland, 4.6%, 2016	EUR	926,000	1,239,519
Republic of Italy, 4.75%, 2013	EUR	1,472,000	2,098,753
Republic of Italy, 5.25%, 2017	EUR	1,673,000	2,505,064
United Kingdom Treasury, 8%, 2015	GBP	752,000	1,455,322
United Kingdom Treasury, 8%, 2021	GBP	276,000	572,905
United Kingdom Treasury, 4.25%, 2036	GBP	382,000	564,315

			$36,291,446
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$826,765
Province of Ontario, 5.45%, 2016		745,000	827,365

			$1,654,130
Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,123,065
Case Corp., 7.25%, 2016		145,000	151,163
Case New Holland, Inc., 7.125%, 2014		300,000	306,750
Rental Service Corp., 9.5%, 2014		345,000	354,488

			$1,935,466
Major Banks - 5.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,347,800
Banco PanAmericano S.A., 8.5%, 2020 (z)		176,000	174,680
Bank of America Corp., 7.375%, 2014		460,000	518,118
Bank of America Corp., 8% to 2018, FRN to 2049		355,000	357,368
Bank of New York Mellon Corp., 4.3%, 2014		1,110,000	1,182,461
Barclays Bank PLC, 5.125%, 2020		770,000	769,966
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	207,920
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	564,000
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	776,567
Credit Suisse New York, 5.5%, 2014		650,000	712,185
Goldman Sachs Group, Inc., 6%, 2014		450,000	484,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 7.5%, 2019	$804,000	$892,686
JPMorgan Chase Capital XXVII, 7%, 2039	780,000	801,858
Macquarie Group Ltd., 6%, 2020 (n)	933,000	952,764
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	419,898
Morgan Stanley, 6.75%, 2011	640,000	669,837
Morgan Stanley, 6%, 2014	620,000	666,946
Morgan Stanley, 7.3%, 2019	250,000	274,520
Morgan Stanley, 5.625%, 2019	420,000	414,234
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	145,000	106,575
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	270,000	230,850
Standard Chartered PLC, 3.85%, 2015 (z)	850,000	854,166
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,187,000	1,166,228
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	427,275

		$14,972,978
Medical & Health Technology & Services - 3.6%
Biomet, Inc., 10%, 2017	$190,000	$209,000
Biomet, Inc., 11.625%, 2017	290,000	324,800
Cardinal Health, Inc., 5.8%, 2016	840,000	928,595
Community Health Systems, Inc., 8.875%, 2015	610,000	640,500
Cooper Cos., Inc., 7.125%, 2015	265,000	265,994
DaVita, Inc., 6.625%, 2013	159,000	160,590
DaVita, Inc., 7.25%, 2015	753,000	768,060
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	208,125
HCA, Inc., 6.375%, 2015	320,000	311,600
HCA, Inc., 9.25%, 2016	1,240,000	1,340,750
HCA, Inc., 8.5%, 2019 (n)	205,000	225,244
HealthSouth Corp., 8.125%, 2020	420,000	424,200
Hospira, Inc., 5.55%, 2012	450,000	482,062
Hospira, Inc., 6.05%, 2017	490,000	537,513
McKesson Corp., 5.7%, 2017	370,000	403,038
Owens & Minor, Inc., 6.35%, 2016	710,000	688,040
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	175,000	178,500
Psychiatric Solutions, Inc., 7.75%, 2015	100,000	102,000
Tenet Healthcare Corp., 9.25%, 2015	470,000	502,900
U.S. Oncology, Inc., 10.75%, 2014	350,000	364,875
United Surgical Partners International, Inc., 8.875%, 2017	85,000	88,506
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	136,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	302,713
Universal Hospital Services, Inc., FRN, 3.859%, 2015	90,000	76,950
Vanguard Health Systems, Inc., 8%, 2018 (n)	320,000	316,800
VWR Funding, Inc., 11.25%, 2015	359,125	378,877

		$10,366,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.3%
Arch Western Finance LLC, 6.75%, 2013	$295,000	$297,213
Bumi Capital Pte Ltd., 12%, 2016 (n)	371,000	409,510
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	230,000	235,750
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	230,000	236,900
CONSOL Energy, Inc., 8%, 2017 (n)	195,000	205,969
CONSOL Energy, Inc., 8.25%, 2020 (n)	130,000	138,450
FMG Finance Ltd., 10.625%, 2016 (n)	310,000	364,250
Gerdau Holdings, Inc., 7%, 2020 (n)	373,000	390,251
Peabody Energy Corp., “B”, 6.875%, 2013	565,000	572,063
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	226,512
Southern Copper Corp., 5.375%, 2020	135,000	136,072
Southern Copper Corp., 6.75%, 2040	450,000	453,566
U.S. Steel Corp., 7.375%, 2020	195,000	200,363

		$3,866,869
Mortgage Backed - 1.8%
Fannie Mae, 5.5%, 2019 - 2034	$2,526,179	$2,699,430
Fannie Mae, 6.5%, 2031	170,798	189,781
Fannie Mae, 6%, 2034 (f)	2,148,573	2,327,330

		$5,216,541
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$393,663
Ferrellgas Partners LP, 8.625%, 2020	295,000	300,163
Inergy LP, 6.875%, 2014	250,000	250,000

		$943,826
Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$295,500
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	265,950
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	1,257,112
Crosstex Energy, Inc., 8.875%, 2018 (n)	125,000	130,000
El Paso Corp., 8.25%, 2016	275,000	298,375
El Paso Corp., 7%, 2017	265,000	272,258
El Paso Corp., 7.75%, 2032	145,000	145,293
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,542,530
MarkWest Energy Partners LP, 6.875%, 2014	235,000	230,300
Spectra Energy Capital LLC, 8%, 2019	679,000	820,360

		$5,257,678
Network & Telecom - 3.2%
AT&T, Inc., 5.8%, 2019	$660,000	$718,556
Axtel S.A.B. de C.V., 9%, 2019 (n)	792,000	799,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
CenturyTel, Inc., 7.6%, 2039	$840,000	$817,884
Cincinnati Bell, Inc., 8.75%, 2018	310,000	313,875
Citizens Communications Co., 9%, 2031	115,000	116,150
Deutsche Telekom International Finance B.V., 8.5%, 2010	543,000	547,535
France Telecom, 4.375%, 2014	640,000	684,100
New Communications Holdings, Inc., 8.5%, 2020 (z)	220,000	226,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	498,131
Qwest Communications International, Inc., 8%, 2015 (n)	105,000	112,613
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	278,775
Qwest Corp., 7.5%, 2014	560,000	612,500
Telecom Italia Capital, 4.875%, 2010	248,000	251,618
Telefonica S.A., 5.877%, 2019	760,000	807,951
Telemar Norte Leste S.A., 9.5%, 2019 (n)	373,000	443,870
Verizon Communications, Inc., 8.75%, 2018	690,000	872,077
Verizon New England, Inc., 6.5%, 2011	450,000	478,444
Windstream Corp., 8.625%, 2016	585,000	598,894

		$9,179,493
Oil Services - 0.8%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$305,000	$280,600
Basic Energy Services, Inc., 7.125%, 2016	105,000	93,188
Edgen Murray Corp., 12.25%, 2015 (z)	120,000	118,200
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	102,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	235,000	244,694
Pioneer Drilling Co., 9.875%, 2018 (n)	220,000	226,600
Smith International, Inc., 9.75%, 2019	800,000	1,087,180
Trico Shipping A.S., 11.875%, 2014 (n)	75,000	75,844

		$2,228,806
Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$210,000	$200,550

Other Banks & Diversified Financials - 5.4%
American Express Centurion Bank, 5.2%, 2010	$840,000	$857,536
American Express Centurion Bank, 5.5%, 2013	510,000	551,258
Banco ABC Brasil S.A., 7.875%, 2020 (n)	102,000	99,195
Banco BMG S.A., 9.95%, 2019 (n)	796,000	864,818
Banco Santander (Brasil) S.A., 4.5%, 2015 (n)	513,000	497,610
Banco Votorantim S.A., 7.375%, 2020 (n)	693,000	713,790
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (z)	1,153,000	1,157,952
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	643,000	645,411
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012 (z)	400,000	390,979
Capital One Financial Corp., 8.8%, 2019	660,000	809,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 10.25%, 2039	$910,000	$1,092,000
Citigroup, Inc., 6.375%, 2014	630,000	679,648
Citigroup, Inc., 5.5%, 2014	530,000	550,579
Citigroup, Inc., 8.5%, 2019	461,000	544,223
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	775,548
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)	696,000	706,263
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	375,000	343,125
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,080,273
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	244,524
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	969,474
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,030,400
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	727,047
VTB Capital S.A., 6.465%, 2015 (n)	375,000	379,688

		$15,710,664
Pharmaceuticals - 1.1%
Pfizer, Inc., 6.2%, 2019	$1,280,000	$1,459,576
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,267,078
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	402,472

		$3,129,126
Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,107,619
Republic Services, Inc., 5.25%, 2021 (n)	730,000	743,204

		$1,850,823
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 10.25%, 2016	$75,000	$90,375
Teck Resources Ltd., 10.75%, 2019	170,000	211,650
Teck Resources Ltd., 6.125%, 2035	723,000	726,615

		$1,028,640
Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$27,194	$16,425
American Media Operations, Inc., 14%, 2013 (p)(z)	278,208	160,928
McClatchy Co., 11.5%, 2017 (n)	140,000	149,800
Nielsen Finance LLC, 10%, 2014	405,000	425,250
Nielsen Finance LLC, 11.5%, 2016	205,000	232,675
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	517,010

		$1,502,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$380,000	$401,850
Panama Canal Railway Co., 7%, 2026 (n)	324,868	271,265

		$673,115
Real Estate - 1.0%
Kimco Realty Corp., REIT, 6.875%, 2019	$191,000	$215,683
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	1,930,007
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	660,966

		$2,806,656
Retailers - 2.7%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,350,300
Couche-Tard, Inc., 7.5%, 2013	490,000	499,800
Dollar General Corp., 11.875%, 2017 (p)	141,000	165,675
Express Parent LLC, 8.75%, 2018 (n)	180,000	185,400
Limited Brands, Inc., 5.25%, 2014	671,000	692,808
Limited Brands, Inc., 6.9%, 2017	205,000	213,200
Limited Brands, Inc., 6.95%, 2033	115,000	103,500
Macy’s, Inc., 5.75%, 2014	280,000	292,950
Macy’s, Inc., 8.875%, 2015	860,000	986,850
Macy’s, Inc., 5.9%, 2016	345,000	355,350
Neiman Marcus Group, Inc., 10.375%, 2015	450,000	474,188
QVC, Inc., 7.375%, 2020 (z)	225,000	228,375
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	614,600
Staples, Inc., 9.75%, 2014	690,000	845,184
Toys “R” Us, Inc., 7.625%, 2011	115,000	119,313
Toys “R” Us, Inc., 10.75%, 2017 (n)	415,000	471,025
Toys “R” Us, Inc., 8.5%, 2017 (n)	150,000	158,625

		$7,757,143
Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$276,000	$282,210

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$817,095
SUPERVALU, Inc., 8%, 2016	180,000	183,150

		$1,000,245
Telecommunications - Wireless - 2.2%
American Tower Corp., 4.625%, 2015	$440,000	$455,694
Clearwire Corp., 12%, 2015 (n)	280,000	290,500
Cricket Communications, Inc., 7.75%, 2016	195,000	202,313
Crown Castle International Corp., 9%, 2015	175,000	187,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.75%, 2017 (n)	$125,000	$135,938
Crown Castle International Corp., 7.125%, 2019	445,000	447,225
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	890,808
Digicel Group Ltd., 12%, 2014 (n)	100,000	114,500
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	368,288
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	359,000	376,053
Nextel Communications, Inc., 6.875%, 2013	220,000	216,150
NII Holdings, Inc., 10%, 2016 (n)	255,000	283,050
Pontis Ltd., 6.25%, 2010 (z)	100,000	99,500
Rogers Cable, Inc., 5.5%, 2014	659,000	713,838
Sprint Capital Corp., 6.875%, 2028	145,000	126,150
Sprint Nextel Corp., 8.375%, 2017	580,000	599,575
Sprint Nextel Corp., 8.75%, 2032	155,000	155,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	532,000	567,910

		$6,230,398
Telephone Services - 0.1%
Frontier Communications Corp., 8.125%, 2018	$315,000	$322,875

Tobacco - 1.5%
Alliance One International, Inc., 10%, 2016 (n)	$170,000	$180,200
Altria Group, Inc., 9.25%, 2019	1,040,000	1,284,693
B.A.T. International Finance PLC, 8.125%, 2013 (z)	810,000	954,547
Lorillard Tobacco Co., 8.125%, 2019	329,000	371,155
Lorillard Tobacco Co., 6.875%, 2020	480,000	493,370
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,122,266

		$4,406,231
Transportation - Services - 0.7%
Commercial Barge Line Co., 12.5%, 2017	$475,000	$520,125
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,038,684
Hertz Corp., 8.875%, 2014	440,000	454,300

		$2,013,109
Utilities - Electric Power - 4.8%
AES Corp., 8%, 2017	$670,000	$690,100
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	793,596
Beaver Valley Funding Corp., 9%, 2017	1,132,000	1,245,970
Calpine Corp., 8%, 2016 (n)	280,000	289,800
Colbun S.A., 6%, 2020 (n)	637,000	645,773
Dubai Electricity & Water Authority, 8.5%, 2015 (z)	362,000	373,129
Duke Energy Corp., 3.35%, 2015	1,900,000	1,909,283
Dynegy Holdings, Inc., 7.5%, 2015 (n)	235,000	205,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dynegy Holdings, Inc., 7.5%, 2015	$230,000	$202,400
Dynegy Holdings, Inc., 7.75%, 2019	320,000	256,000
Edison Mission Energy, 7%, 2017	675,000	491,906
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,102,508
Enel Finance International S.A., 5.125%, 2019 (n)	1,478,000	1,452,394
Energy Future Holdings Corp., 10%, 2020 (n)	280,000	294,000
Exelon Generation Co. LLC, 5.2%, 2019	360,000	371,854
Exelon Generation Co. LLC, 6.25%, 2039	740,000	771,768
FirstEnergy Corp., 6.45%, 2011	39,000	41,369
Mirant North America LLC, 7.375%, 2013	385,000	395,588
NRG Energy, Inc., 7.375%, 2016	565,000	559,350
Pacific Gas & Electric Co., 4.2%, 2011	630,000	647,534
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,020,000	765,000
Waterford 3 Funding Corp., 8.09%, 2017	433,207	446,086

		$13,951,033
Utilities - Gas - 0.5%
Keyspan Corp., 7.625%, 2010	$1,281,000	$1,327,122
Total Bonds (Identified Cost, $268,490,229)		$277,173,753

Floating Rate Loans (g)(r) - 0.8%
Automotive - 0.2%
Accuride Corp., Term Loan B, 3.25%, 2013	$49,117	$49,068
Allison Transmission, Inc., Term Loan B, 3.01%, 2014	326,517	311,733
Ford Motor Co., Term Loan, 3.28%, 2013	270,016	260,312

		$621,113
Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$113,796	$111,425
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	249,763	237,691
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	133,079	126,647

		$475,763
Financial Institutions - 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$49,540	$49,627

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$310,737	$19,162

Printing & Publishing - 0.1%
Tribune Co., Term Loan B, 5.25%, 2014 (d)	$423,071	$273,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Real Estate - 0.1%
Realogy Corp., Letter of Credit B, 2013 (o)	$36,638	$33,106
Realogy Corp., Term Loan B, 2013 (o)	136,083	122,966

		$156,072
Specialty Stores - 0.0%
Michaels Stores, Inc., Term Loan B, 2.52%, 2013	$95,411	$91,370

Utilities - Electric Power - 0.2%
TXU Corp., Term Loan B-2, 3.75%, 2014	$502,210	$411,247
TXU Corp., Term Loan B-3, 3.75%, 2014	337,597	274,578

		$685,825
Total Floating Rate Loans (Identified Cost, $2,596,906)		$2,372,418

Common Stocks - 0.4%
Automotive - 0.0%
Accuride Corp.	$26,727	$36,616

Broadcasting - 0.0%
Dex One Corp.	$3,705	$112,299
Supermedia, Inc. (a)	144	6,466

		$118,765
Chemicals - 0.3%
Lyondellbasell Industries N.V., “A”	$18,053	$402,582
Lyondellbasell Industries N.V., “B”	14,224	320,040

		$722,622
Construction - 0.1%
Nortek, Inc.	$4,924	$231,428

Printing & Publishing - 0.0%
American Media, Inc. (a)	$4,766	$29,171
World Color Press, Inc. (a)	1,451	17,557

		$46,728
Total Common Stocks (Identified Cost, $1,092,557)		$1,156,159

Preferred Stocks - 0.1%
Financial Institutions - 0.1%
GMAC, Inc., 7% (Identified Cost, $264,635) (z)	349	$296,399

Portfolio of Investments (unaudited) – continued

	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	822	$4,316
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	822	1,891
Total Warrants (Identified Cost, $40,761)				$6,207

Convertible Bonds - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020 (Identified Cost, $38,182)			$38,182	$97,746

Rights - 0.0%
Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Recovery Rights, Expiring January 2021 (Identified Cost, $0) (a)			1,250,000	$0

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value			1,942,109	$1,942,109
Total Investments (Identified Cost, $274,465,379)				$283,044,791

Other Assets, Less Liabilities - 1.9%				5,384,678
Net Assets - 100.0%				$288,429,469

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,680,546 representing 23.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	$787,922	$47,250
Allbritton Communications Co., 8%, 2018	4/22/10	155,000	155,000
American Media Operations, Inc., 9%, 2013	1/30/09-11/02/09	19,466	16,425
American Media Operations, Inc., 14%, 2013	1/30/09-11/02/09	169,961	160,928
Anthracite Ltd., “A” CDO, FRN, 0.621%, 2019	1/28/10	334,511	333,840
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,055,829	60,000
B.A.T. International Finance PLC, 8.125%, 2013	3/17/10	953,662	954,547
Banco PanAmericano S.A., 8.5%, 2020	4/19/10	174,548	174,680
Bank of China (Hong Kong) Ltd., 5.55%, 2020	4/12/10	1,147,484	1,157,952
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.865%, 2040	3/01/06	528,944	191,742
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012	3/08/05	400,000	390,979
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	384,227	387,512
Charter Communications Holding Co. LLC, 7.875%, 2018	4/14/10	75,000	76,313
Charter Communications Holding Co. LLC, 8.125%, 2020	4/14/10	50,000	51,125
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,046,528	1,080,123
Crest Ltd., “A1” CDO, FRN, 0.768%, 2018	1/21/10	634,944	633,730
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,597	563,505
Dominican Republic, 7.5%, 2021	4/29/10	100,000	101,900
Dubai Electricity & Water Authority, 8.5%, 2015	4/15/10	362,000	373,129
Edgen Murray Corp., 12.25%, 2015	4/13/10-4/14/10	118,136	118,200
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	656,938	259,000
Falcon Franchise Loan LLC, FRN, 3.388%, 2023	1/18/02	153,105	146,295
Falcon Franchise Loan LLC, FRN, 3.652%, 2025	1/29/03	292,360	100,902
Fibria Overseas Finance Ltd., 7.5%, 2020	4/29/10	219,091	221,663
Freescale Semiconductor, Inc., 9.25%, 2018	4/7/10	185,000	192,400
GMAC LLC, FRN, 6.02%, 2033	11/17/00	1,750,367	1,711,305
GMAC, Inc., 7% (Preferred Stock)	12/29/08	264,635	296,399
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	192,825	199,000
Gray Television, Inc., 10.5%, 2015	4/21/10	102,991	105,394

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10	$696,000	$706,263
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10	99,225	102,768
LBI Media, Inc., 8.5%, 2017	7/18/07	187,483	163,638
Local TV Finance LLC, 9.25%, 2015	11/09/07-12/15/09	489,183	351,703
ManTech International Corp., 7.25%, 2018	4/8/10-4/16/10	203,079	204,250
Morgan Stanley Capital I, Inc., FRN, 1.259%, 2039	7/20/04	240,433	306,639
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	126,420	125,450
New Communications Holdings, Inc., 8.5%, 2020	4/20/10	225,767	226,600
Pontis Ltd., 6.25%, 2010	4/14/10	100,000	99,500
Prudential Securities Secured Financing Corp., FRN, 7.255%, 2013	12/06/04	912,602	790,679
QVC, Inc., 7.375%, 2020	3/17/10-3/26/10	225,709	228,375
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018	4/21/10	135,000	135,338
Salomon Brothers Mortgage Securities, Inc., FRN, 6.953%, 2032	1/07/05	1,173,693	1,129,821
Sociedad Quimica y Minera de Chile, 5.5%, 2020	4/14/10	346,366	346,701
Standard Chartered PLC, 3.85%, 2015	4/21/10	849,500	854,166
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	322,203	308,000
Total Restricted Securities			$16,341,129
% of Net Assets			5.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
TRY	Turkish Lira

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank	975,000	5/04/10	$535,714	$560,909	$25,195
BUY	BRL	HSBC Bank	474,000	5/04/10	262,371	272,688	10,317
SELL	BRL	Deutsche Bank	975,000	5/04/10	562,933	560,909	2,024
SELL	BRL	HSBC Bank	474,000	5/04/10	273,120	272,688	432
SELL	CNY	Barclays Bank	3,084,000	5/17/10	454,264	452,165	2,099
SELL	CNY	JP Morgan Chase Bank	6,149,000	5/17/10	904,797	901,545	3,252
SELL	EUR	JPMorgan Chase Bank	4,249,553	6/14/10	5,808,416	5,658,648	149,768
SELL	EUR	UBS AG	6,332,874	6/14/10	8,653,397	8,432,770	220,627
BUY	INR	Deutsche Bank	32,064,000	5/28/10	720,539	721,140	601
SELL	JPY	JPMorgan Chase Bank	193,372,475	7/12/10	2,073,188	2,060,040	13,148
BUY	KRW	JP Morgan Chase Bank	474,563,000	5/07/10	422,397	428,132	5,735
BUY	KRW	Merrill Lynch International	953,074,000	5/03/10- 6/28/10	846,361	859,226	12,865
BUY	TRY	HSBC Bank	1,024,000	5/11/10	659,836	687,133	27,297

							$473,360

Liability Derivatives
BUY	BRL	Deutsche Bank	975,000	6/02/10	$559,476	$557,499	$(1,977)
BUY	BRL	HSBC Bank	474,000	6/02/10	271,438	271,030	(408)
SELL	CAD	HSBC Bank	1,224,880	5/10/10	1,192,678	1,205,828	(13,150)
BUY	CNY	Barclays Bank	3,084,000	10/18/10	460,436	456,294	(4,142)
BUY	CNY	Deutsche Bank	3,084,000	5/17/10	458,792	452,165	(6,627)
BUY	CNY	HSBC Bank	6,149,000	5/17/10	914,621	901,544	(13,077)
BUY	CNY	JP Morgan Chase Bank	6,149,000	10/18/10	916,257	909,776	(6,481)
BUY	EUR	HSBC Bank	105,755	6/14/10	143,623	140,822	(2,801)
SELL	GBP	Barclays Bank	861,542	7/12/10	1,314,463	1,317,892	(3,429)
SELL	GBP	Deutsche Bank	861,542	7/12/10	1,314,472	1,317,892	(3,420)
SELL	KRW	Merrill Lynch International	476,537,000	5/03/10	425,100	429,952	(4,852)
BUY	SEK	Credit Suisse	281,704	7/12/10	38,998	38,902	(96)

							$(60,460)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	15	$1,768,594	Jun-10	$18,580

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	32	$3,707,500	Jun-10	$(37,607)

Swap Agreements at 4/30/10

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	1,130,000		Merrill Lynch International	(1)	0.68% (fixed rate)	$ 775
9/20/14	USD	1,260,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(2)	27,125

							$27,900

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lenar Corp., 5.95%, 3/31/2013.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, a B rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $2,537.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $272,523,270)	$281,102,682
Underlying funds, at cost and value	1,942,109
Total investments, at value (identified cost, $274,465,379)	$283,044,791
Cash	526,613
Receivables for
Forward foreign currency exchange contracts	473,360
Investments sold	1,695,239
Fund shares sold	431,412
Interest and dividends	4,848,386
Swaps, at value (net unamortized premiums received, $2,537)	27,900
Receivable from investment adviser	17,385
Other assets	2,749
Total assets	$291,067,835
Liabilities
Payables for
Distributions	$348,621
Forward foreign currency exchange contracts	60,460
Daily variation margin on open futures contracts	3,469
Investments purchased	1,413,461
Fund shares reacquired	651,282
Payable to affiliates
Investment adviser	9,456
Shareholder servicing costs	44,337
Distribution and service fees	7,254
Administrative services fee	270
Payable for independent Trustees’ compensation	44,419
Accrued expenses and other liabilities	55,337
Total liabilities	$2,638,366
Net assets	$288,429,469
Net assets consist of
Paid-in capital	$326,168,472
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,978,166
Accumulated net realized gain (loss) on investments and foreign currency transactions	(45,012,947)
Accumulated distributions in excess of net investment income	(1,704,222)
Net assets	$288,429,469
Shares of beneficial interest outstanding	44,708,167

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$203,329,377	31,417,511	$6.47
Class B	39,743,942	6,196,862	6.41
Class C	42,130,773	6,595,184	6.39
Class I	3,225,377	498,610	6.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.79 [100 / 95.25 x $6.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,882,747
Dividends	2,899
Dividends from underlying funds	6,372
Foreign taxes withheld	(11,081)
Total investment income	$8,880,937
Expenses
Management fee	$902,139
Distribution and service fees	641,161
Shareholder servicing costs	209,824
Administrative services fee	25,006
Independent Trustees’ compensation	8,520
Custodian fee	38,494
Shareholder communications	21,689
Auditing fees	27,212
Legal fees	3,584
Miscellaneous	40,712
Total expenses	$1,918,341
Fees paid indirectly	(45)
Reduction of expenses by investment adviser	(255,207)
Net expenses	$1,663,089
Net investment income	$7,217,848
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$865,430
Futures contracts	100,926
Swap transactions	(4,131)
Foreign currency transactions	1,291,101
Net realized gain (loss) on investments and foreign currency transactions	$2,253,326
Change in unrealized appreciation (depreciation)
Investments	$5,137,094
Futures contracts	(96,434)
Swap transactions	1,101
Translation of assets and liabilities in foreign currencies	461,249
Net unrealized gain (loss) on investments and foreign currency translation	$5,503,010
Net realized and unrealized gain (loss) on investments and foreign currency	$7,756,336
Change in net assets from operations	$14,974,184

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$7,217,848	$12,959,964
Net realized gain (loss) on investments and foreign currency transactions	2,253,326	(7,667,469)
Net unrealized gain (loss) on investments and foreign currency translation	5,503,010	47,484,131
Change in net assets from operations	$14,974,184	$52,776,626
Distributions declared to shareholders
From net investment income	$(7,477,283)	$(16,971,763)
Change in net assets from fund share transactions	$11,300,892	$22,563,824
Total change in net assets	$18,797,793	$58,368,687
Net assets
At beginning of period	269,631,676	211,262,989
At end of period (including accumulated distributions in excess of net investment income of $1,704,222 and $1,444,787, respectively)	$288,429,469	$269,631,676

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.30		$5.43	$6.67	$6.70	$6.67	$6.90
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.37	$0.39	$0.37	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		0.98	(1.22)	(0.04)	0.05	(0.20)
Total from investment operations	$0.35		$1.31	$(0.85)	$0.35	$0.42	$0.18
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.44)	$(0.39)	$(0.38)	$(0.39)	$(0.41)
Net asset value, end of period	$6.47		$6.30	$5.43	$6.67	$6.70	$6.67
Total return (%) (r)(s)(t)	5.58	(n)	25.36	(13.37)	5.41	6.59	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.28	1.28	1.29	1.33	1.34
Expenses after expense reductions (f)	0.99	(a)	0.92	0.83	0.83	0.83	0.83
Net investment income	5.39	(a)	5.86	5.74	5.79	5.55	5.51
Portfolio turnover	26		53	45	55	66	63
Net assets at end of period (000 omitted)	$203,329		$188,786	$147,255	$185,193	$194,376	$196,672

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.24		$5.38	$6.59	$6.63	$6.59	$6.83
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.33	$0.34	$0.32	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.96	(1.19)	(0.04)	0.07	(0.21)
Total from investment operations	$0.32		$1.25	$(0.86)	$0.30	$0.39	$0.12
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.39)	$(0.35)	$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$6.41		$6.24	$5.38	$6.59	$6.63	$6.59
Total return (%) (r)(s)(t)	5.21	(n)	24.45	(13.70)	4.57	6.06	1.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	2.01	1.94	1.94	1.97	1.99
Expenses after expense reductions (f)	1.73	(a)	1.63	1.48	1.48	1.48	1.48
Net investment income	4.70	(a)	5.22	5.16	5.13	4.90	4.89
Portfolio turnover	26		53	45	55	66	63
Net assets at end of period (000 omitted)	$39,744		$39,976	$38,838	$60,044	$77,822	$105,223

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.22		$5.35	$6.56	$6.60	$6.56	$6.80
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.33	$0.34	$0.32	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.97	(1.19)	(0.04)	0.07	(0.21)
Total from investment operations	$0.32		$1.26	$(0.86)	$0.30	$0.39	$0.12
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.39)	$(0.35)	$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period	$6.39		$6.22	$5.35	$6.56	$6.60	$6.56
Total return (%) (r)(s)(t)	5.22	(n)	24.74	(13.79)	4.56	6.07	1.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	2.01	1.95	1.94	1.98	1.99
Expenses after expense reductions (f)	1.74	(a)	1.64	1.48	1.48	1.48	1.48
Net investment income	4.72	(a)	5.19	5.19	5.14	4.90	4.87
Portfolio turnover	26		53	45	55	66	63
Net assets at end of period (000 omitted)	$42,131		$37,931	$23,491	$30,385	$29,892	$32,413

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.30		$5.43	$6.66	$6.71	$6.67	$6.91
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.39	$0.42	$0.39	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.97	(1.20)	(0.06)	0.07	(0.20)
Total from investment operations	$0.35		$1.32	$(0.81)	$0.36	$0.46	$0.20
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.45)	$(0.42)	$(0.41)	$(0.42)	$(0.44)
Net asset value, end of period	$6.47		$6.30	$5.43	$6.66	$6.71	$6.67
Total return (%) (r)(s)	5.71	(n)	25.71	(12.93)	5.46	7.11	2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	1.00	0.93	0.95	0.98	0.99
Expenses after expense reductions (f)	0.74	(a)	0.64	0.48	0.48	0.48	0.48
Net investment income	5.64	(a)	6.10	6.10	6.08	5.89	5.86
Portfolio turnover	26		53	45	55	66	63
Net assets at end of period (000 omitted)	$3,225		$2,939	$1,679	$2,458	$14,437	$12,947

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or

Notes to Financial Statements (unaudited) – continued

composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or

Notes to Financial Statements (unaudited) – continued

market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$179,143	$1,250,451	$29,171	$1,458,765
Non-U.S. Sovereign Debt	—	51,125,765	—	51,125,765
Corporate Bonds	—	155,684,646	—	155,684,646
Residential Mortgage-Backed Securities	—	5,216,541	—	5,216,541
Commercial Mortgage-Backed Securities	—	7,578,609	—	7,578,609
Asset-Backed Securities (including CDOs)	—	2,838,181	—	2,838,181
Foreign Bonds	—	54,827,757	—	54,827,757
Floating Rate Loans	—	2,372,418	—	2,372,418
Mutual Funds	1,942,109	—	—	1,942,109
Total Investments	$2,121,252	$280,894,368	$29,171	$283,044,791

Other Financial Instruments
Futures	$(19,027)	$—	$—	$(19,027)
Swaps	—	27,900	—	27,900
Forward Currency Contracts	—	412,900	—	412,900

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/09	$6,387
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	22,784
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 4/30/10	$29,171

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at April 30, 2010 is $22,784.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial

Notes to Financial Statements (unaudited) – continued

statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value(a)
Risk	Derivative	Asset Derivatives		Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$18,580	(a)	$(37,607)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	473,360		(60,460)
Credit Contracts	Credit Default Swaps	29,897		—
Total		$521,837		$(98,067)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions	Purchased Options
Interest Rate Contracts	$100,926	$—	$—	$—
Foreign Exchange Contracts	—	—	1,298,798	—
Equity Contracts	—	—	—	(8,198)
Credit Contracts	—	(4,131)	—	—
Total	$100,926	$(4,131)	$1,298,798	$(8,198)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Purchased Options
Interest Rate Contracts	$(96,434)	$—	$—	$—
Foreign Exchange Contracts	—	—	508,224	—
Equity Contracts	—	—	—	(3,151)
Credit Contracts	—	1,101	—	—
Total	$(96,434)	$1,101	$508,224	$(3,151)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of April 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other

Notes to Financial Statements (unaudited) – continued

types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2010, the fund had unfunded loan commitments of $20,598, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will

Notes to Financial Statements (unaudited) – continued

be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$16,971,763

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$274,533,214
Gross appreciation	17,016,161
Gross depreciation	(8,504,584)
Net unrealized appreciation (depreciation)	$8,511,577

As of 10/31/09
Undistributed ordinary income	3,108,117
Capital loss carryforwards	(44,678,267)
Other temporary differences	(5,692,075)
Net unrealized appreciation (depreciation)	2,026,321

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/10	$(28,105,973)
10/31/14	(3,352,139)
10/31/16	(6,482,036)
10/31/17	(6,738,119)
$(44,678,267)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight

Notes to Financial Statements (unaudited) – continued

years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/10	Year ended 10/31/09
Class A	$5,460,095	$12,207,575
Class B	959,474	2,716,432
Class C	966,552	1,890,447
Class I	91,162	157,309
Total	$7,477,283	$16,971,763

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, this waiver amounted to $69,397 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Prior to March 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
0.95%	1.70%	1.70%	0.70%

This written agreement terminated on February 28, 2010. For the period November 1, 2009 through February 28, 2010, this reduction amounted to $151,452 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective March 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the period March 1, 2010 through April 30, 2010, this reduction amounted to $33,742 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,925 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$243,721
Class B	0.75%	0.25%	1.00%	1.00%	197,923
Class C	0.75%	0.25%	1.00%	1.00%	199,517
Total Distribution and Service Fees					$641,161

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$—
Class B	16,545
Class C	3,087

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $109,267, which equated to 0.0787% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $100,557.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $867 and the Retirement Deferral plan resulted in an expense of $1,243. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $42,746 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,686 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $616, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$5,969,932	$10,608,731
Investments (non-U.S. Government securities)	$75,939,505	$60,190,069

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,685,325	$23,483,466	7,278,579	$41,244,386
Class B	774,449	4,894,168	2,163,150	11,984,005
Class C	886,392	5,572,086	2,714,835	15,369,915
Class I	83,172	530,788	157,034	936,819
	5,429,338	$34,480,508	12,313,598	$69,535,125
Shares issued to shareholders in reinvestment of distributions
Class A	631,562	$4,033,230	1,619,265	$9,135,421
Class B	99,067	626,605	311,483	1,732,051
Class C	99,995	630,442	220,676	1,231,959
Class I	11,588	73,980	26,528	149,897
	842,212	$5,364,257	2,177,952	$12,249,328
Shares reacquired
Class A	(2,854,969)	$(18,220,584)	(6,064,667)	$(34,061,041)
Class B	(1,079,710)	(6,824,335)	(3,296,079)	(18,229,066)
Class C	(491,709)	(3,097,233)	(1,223,780)	(6,778,080)
Class I	(62,732)	(401,721)	(26,342)	(152,442)
	(4,489,120)	$(28,543,873)	(10,610,868)	$(59,220,629)
Net change
Class A	1,461,918	$9,296,112	2,833,177	$16,318,766
Class B	(206,194)	(1,303,562)	(821,446)	(4,513,010)
Class C	494,678	3,105,295	1,711,731	9,823,794
Class I	32,028	203,047	157,220	934,274
	1,782,430	$11,300,892	3,880,682	$22,563,824

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established

Notes to Financial Statements (unaudited) – continued

unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $2,139 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,778,316	47,147,609	(46,983,816)	1,942,109

Underlying Funds	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,372	$1,942,109

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VIII, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	285,561,587.438	6,609,092.018
Lawrence H. Cohn, M.D.	285,558,768.585	6,611,910.870
Maureen R. Goldfarb	285,617,072.153	6,553,607,302
David H. Gunning	285,523,761.792	6,646,917,663
William R. Gutow	285,524,663.862	6,646,015.593
Michael Hegarty	285,560,556.325	6,610,123.130
John P. Kavanaugh	285,588,193.331	6,582,486.124
Robert J. Manning	285,559,729.009	6,610,950.446
Robert C. Pozen	285,596,407.892	6,574,271.563
J. Dale Sherratt	285,524,072.106	6,646,607.349
Laurie J. Thomsen	285,540,657.961	6,630,021.495
Robert W. Uek	285,558,583.545	6,612,095.910

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.